DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
DELINQUENT PARTICIPANT CONTRIBUTIONS
DELINQUENT PARTICIPANT CONTRIBUTIONS

NOTE 8 - DELINQUENT PARTICIPANT CONTRIBUTIONS

During the years ended December 31, 2025 and 2024, the Employers did not remit certain participant contributions and loan repayments to the Plan on a timely basis as defined by the Department of Labor’s Rules and Regulations for Reporting and Delinquent Participant Contributions Disclosure under ERISA. Untimely remittances identified on the Schedule of Delinquent Participant Contributions totaled $127,770 and $242,618 in 2025 and 2024, respectively, which were corrected outside of the Department of Labor Voluntary Fiduciary Correction Program in 2025. Additionally, the Employers compensated participants for lost earnings resulting from the delay in these participant contributions and loan repayments which occurred as part of the corrective action.